Term Loan - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended		12 Months Ended
	Nov. 30, 2016	Sep. 30, 2013	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Aug. 31, 2016	Mar. 31, 2016
Debt Instrument [Line Items]
Paid in kind interest effect on outstanding debt			$ 1.8	$ 2.1	$ 2.0
Repayments of debt	$ 67.7
Payments of prepayment penalties	0.7
Payment of paid in kind interest	6.4
Unamortized debt issuance costs charged to interest expense	1.1
Term Loan
Debt Instrument [Line Items]
Term loan amount		$ 25.0
Debt instrument, term		5 years
Debt instrument, repayable date		Sep. 25, 2018
Debt instrument, description of interest rate basis			the greater of LIBOR or 1.5% plus (ii) 8%
Debt instrument, basis spread on interest rate		1.50%
Debt instrument, interest rate		8.00%
Transaction costs and fees payable		$ 1.1
Term Loan | Common stock warrants
Debt Instrument [Line Items]
Unamortized debt issuance costs charged to interest expense	$ 0.5
Warrants issued during period		499,999
Exercise price per share of warrants		$ 5.00
Expiry term of warrants exercise			ten years from the issuance date or the sale of the Company
Reduction in term loan upon issuance of warrants		$ 1.4
2016 Incremental Term Loan
Debt Instrument [Line Items]
Debt instrument, interest rate			9.50%
Credit facility additional amount to carrying value							$ 5.0
Transaction costs and fees payable							$ 0.2
2016 Acquisition Term Loan
Debt Instrument [Line Items]
Debt instrument, interest rate			9.50%
Credit facility additional amount to carrying value						$ 30.0
Transaction costs and fees payable						$ 0.5